Short Term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
SHORT TERM DEBT
NOTE 10:-	SHORT TERM DEBT

		Interest
	Linkage	rate	December 31,
	basis	%	2020	2019
Short-term credit from banks	USD	U.S Prime -0.2	$-	$688
Short-term credit from banks	NIS	2.5%	1,259	868
Current maturities of long-term loans from financial institutions and banks	NIS	Israeli Prime + 0.2 - 3.1%	10,270	5,523
			$11,529	$7,079